STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2018
STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION [Abstract]
Weighted-average Grant Date Fair Value for Incentive Units
During the Successor period from January 1, 2018 through June 30, 2018, the number of units and the weighted-average grant date fair value for the incentive units are as follows:

	Successor Company
	Number of Class B Units	Weighted- Average Grant Date Fair Value	Number of Class C Units	Weighted- Average Grant Date Fair Value	Number of Class D Units	Weighted- Average Grant Date Fair Value
Outstanding at
December 31, 2017	7,472,000	$0.4879	4,670,000	$0.2080	4,670,000	$0.1489
Granted	410,000	0.4948	205,000	0.2126	205,000	0.1535
Vested	(2,720,000)	0.4875	-	-	-	-
Outstanding at
June 30, 2018	5,162,000	$0.4884	4,875,000	$0.2082	4,875,000	$0.1491